Statements of financial position - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 4,929,218	$ 3,065,751
Gold bullion	2,457,683,227	2,021,998,963
Prepaid assets	29,047	29,047
Total assets	2,462,641,492	2,025,093,761
Current liabilities
Accounts payable	424,722	585,191
Total liabilities	424,722	585,191
Equity
Unitholders' capital	2,412,685,124	2,331,509,492
Unit premiums and reserves	124,673	123,748
Retained earnings (deficit)	151,433,690	(205,350,035)
Underwriting commissions and issue expenses	(102,026,717)	(101,774,635)
Total equity (note 7)	2,462,216,770	2,024,508,570
Total liabilities and equity	$ 2,462,641,492	$ 2,025,093,761
Total equity per Unit	$ 12.30	$ 10.45